Derivatives and Hedge Accounting Activities (Volume of Derivative Activity) (Detail) - 3 months ended Mar. 31, 2023 € in Millions, kr in Millions, $ in Millions		USD ($) MWh Bcf	DKK (kr) [2]	EUR (€)
Fixed Price - Natural Gas - Current Derivative Contract
Derivative [Line Items]
Volume of derivative activity		56
Fixed Price - Natural Gas - Current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Volume of derivative activity		53
Basis - Natural Gas - Current Derivative Contract
Derivative [Line Items]
Volume of derivative activity	[1]	160
Basis - Natural Gas - Current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Volume of derivative activity	[1]	148
Fixed Price - Electricity - Current Derivative Contract
Derivative [Line Items]
Volume of electricity | MWh		16
Fixed Price - Electricity - Current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Volume of electricity | MWh		8
Financial Transmission Rights - Electricity- Current Derivative Contract
Derivative [Line Items]
Volume of electricity | MWh		18
Financial Transmission Rights - Electricity- Current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Volume of electricity | MWh		18
Oil - Current Derivative Contract
Derivative [Line Items]
Derivative payment | $		$ 6
Oil - Current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Derivative payment | $		6
Interest Rate - Current Derivative Contract
Derivative [Line Items]
Derivative payment | $	[2]	526
Interest Rate - Current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Derivative payment | $	[2]	$ 125
Foreign Currency Exchange Rate - Current Derivative Contract
Derivative [Line Items]
Derivative payment			kr 344	€ 676
Foreign Currency Exchange Rate - Current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Derivative payment			344	676
Fixed Price - Natural Gas - Non-current Derivative Contract
Derivative [Line Items]
Volume of derivative activity		15
Fixed Price - Natural Gas - Non-current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Volume of derivative activity		15
Basis - Natural Gas - Non-current Derivative Contract
Derivative [Line Items]
Volume of derivative activity	[1]	405
Basis - Natural Gas - Non-current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Volume of derivative activity	[1]	402
Fixed Price - Electricity - Non-current Derivative Contract
Derivative [Line Items]
Volume of electricity | MWh		45
Fixed Price - Electricity - Non-current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Volume of electricity | MWh		15
Interest Rate - Non-current Derivative Contract
Derivative [Line Items]
Derivative payment | $	[2]	$ 11,782
Interest Rate - Non-current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Derivative payment | $	[2]	$ 2,750
Foreign Currency Exchange Rate - Non-current Derivative Contract
Derivative [Line Items]
Derivative payment			4,167	2,131
Foreign Currency Exchange Rate - Non-current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Derivative payment			kr 4,167	€ 2,131

[1]	Includes options.
[2]	Maturity is determined based on final settlement period.